Earnings (Loss) Per Share (Tables)	6 Months Ended
Mar. 31, 2025
Earnings (Loss) Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share

The following table sets forth the computation of basic and diluted earnings (loss) per share for the periods indicated:

	For the Six Months Ended March 31,
	2024	2025
	RMB	RMB	USD
Net income (loss)	387,426	(677,712)	(93,391)

Weighted average number of ordinary shares used in computing net loss per share—Basic and diluted*	28,378,920	2,463,106,810	2,463,106,810

Net earnings (loss) per share — Basic and diluted	0.00	(0.00)	(0.00)
Net loss per share from continuing operations—Basic and diluted	(0.00)	(0.00)	(0.00)
Net earnings from per share discontinued operations—Basic and diluted	0.00	0.00	0.00